Deutsche Investment Management Americas, Inc.

One Beacon Street

Boston, MA 02108

December 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Alternative Asset Allocation Fund, a series of Deutsche Market Trust (the “Fund”) (File No. 811-01236) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of shareholders of the Fund in connection with a special shareholder meeting of the Fund to be held on March 31, 2016 (the “Meeting”).

At the Meeting, shareholders will be asked to consider the approval of a new Investment Management Agreement between the Fund’s investment advisor, Deutsche Investment Management Americas Inc. and Deutsche Market Trust on behalf of the Fund, and the approval of a new Sub-Advisory Agreement with RREEF America L.L.C., an affiliate of the Fund’s investment advisor. As discussed in detail in the Proxy Statement, both approvals are being sought in connection with a planned restructuring of the Fund from a fund-of-funds to a fund that invests directly in securities and other investments. The Fund expects to begin mailing the definitive proxy statement to shareholders on or about January 4, 2016.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Counsel

Deutsche Investment Management Americas, Inc.